LONG-TERM INVESTMENT (Tables)	12 Months Ended
Sep. 30, 2025
LONG-TERM INVESTMENT
Schedule of equity method investment

	As of	As of
	September 30, 2025	September 30, 2024
Equity method investment:
Cost of equity method investment	12,159,595	4,038,588
Share of results of associates	(632,350)	(204,648)
Loss on disposal of Long term investment	—	(101,354)
Profit from equity method investment	—	160,032
Dividend Distribution received	—	(57,083)
Investment disposed	—	(470,931)
Exchange rate difference	(31,952)	(4,818)
Total long-term investment	$11,495,293	$3,359,786

Schedule of change of results of associates

	As of	As of
	September 30, 2025	September 30, 2024
Beginning balance	$204,648	$—
Addition	427,702	204,648
Ending balance	$632,350	$204,648